Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,627,000
Previously Paid Amount	0.00
Total Fee Amount	2,158.09
Total Offset Amount	0.00
Net Fee	2,158.09
Narrative - Max Aggregate Offering Price	$ 15,627,000
Final Prospectus	true